UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul R. Fearday, Principal Executive Officer
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5586
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

Deep Value ETF
Schedule of Investments
May 31, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 22.6%
326,308	Best Buy Company, Inc.	$11,322,887
410,360	Gamestop Corporation, Class A	17,813,728
179,154	Kohl's Corporation	11,732,795
853,668	Staples, Inc.	14,055,644
		54,925,054
Energy - 20.8%
1,223,709	Denbury Resources, Inc.	9,018,735
111,470	EOG Resources, Inc.	9,886,274
149,099	Helmerich & Payne, Inc.	10,882,736
578,875	Transocean Ltd.	10,911,794
167,128	Valero Energy Corporation	9,900,663
		50,600,202
Financials - 6.1%
88,402	Anthem, Inc.	14,838,276
Industrials - 7.3%
686,551	Alcoa, Inc.	8,581,887
163,344	Fluor Corporation	9,183,200
		17,765,087
Information Technology - 14.9%
295,412	Computer Sciences Corporation	20,265,263
476,665	Hewlett-Packard Company	15,920,611
		36,185,874
Materials - 3.0%
1,100,263	Avon Products, Inc.	7,393,767
Telecommunication Services - 20.9%
286,028	AT&T, Inc.	9,879,407
266,831	CenturyLink, Inc.	8,869,462
2,781,858	Frontier Communications Corporation	14,326,569
362,070	Verizon Communications, Inc.	17,900,741
		50,976,179
Utilities - 4.1%
231,980	Public Service Enterprise Group, Inc.	9,889,308
TOTAL COMMON STOCKS (Cost $234,838,221)		242,573,747

MONEY MARKET FUNDS - 0.0%
72,079	Short Term Investment Trust Liquid Assets Portfolio, 0.10% (a)	72,079
TOTAL MONEY MARKET FUNDS (Cost $72,079)		72,079
TOTAL INVESTMENTS - 99.7% (Cost $234,910,300)		242,645,826
Other Assets in Excess of Liabilities - 0.3%		701,167
NET ASSETS - 100.0%		$243,346,993

(a)	Annualized seven-day yield as of May 31, 2015

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at May 31, 2015 (Unaudited)

The Fund utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$242,573,747	$-	$-	$242,573,747
Money Market Funds	72,079	-	-	72,079
Total Investments in Securities	$242,645,826	$-	$-	$242,645,826
^See Schedule of Investments for breakout of investments by sector classification.
There were no transfers in or out of levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)              /s/ Paul R. Fearday
Paul R. Fearday, Principal Executive Officer

Date              7/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Paul R. Fearday
Paul R. Fearday, Principal Executive Officer

Date              7/27/15

By (Signature and Title)*            /s/ Kristen Weitzel
Kristen Weitzel, Principal Financial Officer

Date              7/27/15

* Print the name and title of each signing officer under his or her signature.